Right-of-Use Asset and Lease Liability (Tables)	12 Months Ended
Oct. 31, 2023
Right of Use Asset and Lease Liability [Abstract]
Schedule of Right-of-Use Asset	Right-of-use asset

Value of ROU asset as of October 31, 2021	$—
Additions	319,521
Depreciation	(53,253)

Value of ROU asset as of October 31, 2022	266,268
Depreciation	(79,880)
Value of ROU asset as of October 31, 2023	$186,388

Schedule of Lease Liability	Lease liability

Lease liability recognized as of October 31, 2021	$—
New office lease	319,521
Lease payments	(63,250)
Lease interest	17,270

Lease liability recognized as of October 31, 2022	273,541
Lease payments	(94,875)
Lease interest	24,221
Lease liability recognized as of October 31, 2023	$202,887

Current portion	$78,068
Non-current portion	124,819
Closing balance	$202,887

Schedule of Undiscounted Lease Payment Obligations	Undiscounted lease payment obligations

Less than one year	$97,748
One to three years	132,820

Total undiscounted lease liabilities	$230,568